Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CAUSEWAY CAPITAL MANAGEMENT TRUST
Prospectus Date	rr_ProspectusDate	Jan. 28, 2013
Causeway International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CAUSEWAY INTERNATIONAL OPPORTUNITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses that you pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses” disclosed above differ from the “Ratio of Expenses to Average Net Assets (Excluding Waivers)” in the financial highlights section of this Prospectus because the financial highlights do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies and Risks What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a fund of funds that invests in underlying funds that invest in both developed markets, excluding the United States, and emerging markets. The Investment Adviser allocates substantially all of the Fund’s assets between the International Value Fund and the Emerging Markets Fund using a proprietary asset allocation model. These Funds are also advised by the Investment Adviser and their strategies are summarized below.

International Value Fund: The International Value Fund invests primarily in common stocks of companies located in developed countries outside the U.S. Normally, the International Value Fund invests at least 80% of its total assets in stocks of companies located in at least ten foreign countries and invests the majority of its total assets in companies that pay dividends or repurchase their shares. There is no limit on investments in any one country. The International Value Fund may invest up to 10% of its total assets in companies in emerging (less developed) markets.

When investing the International Value Fund’s assets, the Investment Adviser follows a value style. This means that the Investment Adviser buys stocks that it believes have a lower price than their true worth. For example, stocks may be “undervalued” because the issuing companies are part of industries that are currently out of favor with investors. However, even in those industries, certain companies may have high rates of growth of earnings and be financially sound.

Emerging Markets Fund: The Emerging Markets Fund normally invests at least 80% of its total assets in equity securities of companies located in emerging (less developed) markets and other investments that are tied economically to emerging markets. For these purposes, the Investment Adviser considers eligible investments generally to include common stock, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts and ETFs.

The Investment Adviser uses a quantitative investment approach to purchase and sell investments for the Emerging Markets Fund. The Investment Adviser’s proprietary computer model analyzes a variety of fundamental, technical and macroeconomic characteristics to assist in selecting securities. The model currently analyzes characteristics of individual securities, such as valuation, earnings growth, and momentum, and to a lesser extent characteristics of countries and sectors.

The Emerging Markets Fund invests in ten or more emerging markets, and the percentage of the Emerging Markets Fund’s total assets attributable to any one country is not expected to be greater than the weight of that country in the Morgan Stanley Capital International Emerging Markets Index (the “MSCI EM Index”) plus 3 percentage points (increasing to 5 percentage points as of April 1, 2013), or less than the weight of that country in the MSCI EM Index minus 3 percentage points (increasing to 5 percentage points as of April 1, 2013), if above 0%. In addition, at the discretion of the Investment Adviser, the Emerging Markets Fund may invest in the aggregate up to 10% of total Fund assets in emerging markets not included in the MSCI EM Index. The Emerging Markets Fund generally invests in companies with market capitalizations of US$500 million or greater at the time of investment and may invest in a wide range of industries.

Asset Allocation Methodology: The Investment Adviser uses quantitative signals from systems developed and managed by its quantitative portfolio managers and qualitative input from its fundamental portfolio managers to determine the allocation of assets between the International Value Fund and the Emerging Markets Fund. Quantitative signals are generated by a proprietary asset allocation model designed by the quantitative portfolio managers to indicate when allocations to emerging markets should increase or decrease relative to the Fund’s benchmark, the Morgan Stanley Capital International All Country World Index ex U.S. (“ACWI ex U.S. Index”). The model currently analyzes characteristics in four categories: valuation, earnings growth, financial strength, and macroeconomic. The Investment Adviser’s fundamental portfolio managers evaluate these quantitative signals in light of fundamental analysis and the portfolio managers, as a team, determine the allocation between the International Value Fund and the Emerging Markets Fund. The allocation is reassessed by the quantitative model daily and adjusted periodically when deemed appropriate by the investment team.

		The percentage of the Fund’s total assets in the Emerging Markets Fund and other emerging markets investments, such as exchange-traded funds based on emerging markets indices (but not including any portion of the International Value Fund invested in emerging markets), is not expected to be greater than the weight of the emerging markets portion of the ACWI ex U.S. Index multiplied by two, and can be as low as zero. As of December 31, 2012, the emerging markets portion of the ACWI ex U.S. Index was 24.1%.
Risk [Heading]	rr_RiskHeading	What are the main risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the Fund’s value, and therefore the value of your Fund shares, may go down. This may occur because the value of the shares of the International Value Fund or the Emerging Markets Fund, and the particular stocks or stock markets in which they invest, are falling. Also, the Investment Adviser may select securities for the International Value Fund or the Emerging Markets Fund that underperform the stock market or other funds with similar investment objectives and investment strategies. If the value of the Fund’s investments goes down, you may lose money. We cannot guarantee that the Fund will achieve its investment objective.

The Investment Adviser will use a proprietary, quantitative, asset allocation model to determine allocations between developed and emerging markets and thus between the International Value Fund and the Emerging Markets Fund. This will subject the Fund to the risk of relative underperformance if emerging markets exposure is relatively high when emerging markets underperform developed markets or if emerging markets exposure is relatively low when emerging markets outperform developed markets. No assurance can be given that the Investment Adviser’s asset allocation decisions will be timed to avoid underperformance or losses. Further, the Investment Adviser charges the Emerging Markets Fund a higher management fee than the International Value Fund, which presents an incentive to the Investment Adviser to allocate assets to the Emerging Markets Fund.

You can invest directly in the International Value Fund and the Emerging Markets Fund. By investing in the International Value Fund and the Emerging Markets Fund indirectly through the International Opportunities Fund, you indirectly pay both your share of the International Opportunities Fund’s expenses and the expenses it pays as a shareholder of the underlying Funds. Therefore, investing in the International Opportunities Fund is more expensive than investing in the underlying Funds directly.

In addition, because both the International Value Fund and Emerging Markets Fund invest most of their assets in foreign securities, the Fund is subject to further risks. For example, the value of the Fund may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investment. Further, because the International Value Fund and Emerging Markets Fund invest in securities denominated in foreign currencies, their shares, and thus the Fund’s shares, may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments, as the extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging markets can be less than in more developed foreign markets.

Value stocks, including those selected by the Investment Adviser for the International Value Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. The International Value Fund’s value discipline sometimes prevents or limits investments in stocks that are in its benchmark index (the MSCI EAFE Index). Accordingly, the return of the Fund’s investment in the International Value Fund will not necessarily be similar to the return of the International Value Fund’s benchmark.

Data for emerging markets companies may be less available and/or less current than data for developed markets companies. The Investment Adviser uses quantitative techniques to generate investment decisions for the Emerging Markets Fund and its processes and stock selection can be adversely affected if it relies on erroneous or outdated data. In addition, securities selected using quantitative analysis can perform differently from the market as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic, and changes in the characteristic's historical trends. The characteristics used in quantitative analysis and the weight placed on those characteristics may not be predictive of a security’s value, and the effectiveness of the characteristics can change over time. These changes may not be reflected in the current quantitative model.

Some of the Emerging Markets Fund’s investments may be in smaller capitalization companies. The values of securities of smaller, less well-known companies can be more volatile than those of larger companies and can react differently to company, political, market, and economic developments than the market as a whole and other types of stocks. Smaller companies can have more limited product lines, markets, and financial resources, adding additional risk.

See “Investment Risks” beginning on page 33 for more information about the risks associated with the Fund.

An investment in the International Opportunities Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund may be an appropriate investment if you:
  Are seeking long-term growth of capital and can withstand the share price volatility of equity investing.
  Are seeking to diversify a portfolio of equity securities to include foreign securities, including emerging markets.
  Can tolerate the increased volatility and currency fluctuations associated with investments in foreign securities, including emerging markets.
  Are willing to accept the risk that the value of your investment may decline in order to seek long-term growth of capital.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund’s investments goes down, you may lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the International Opportunities Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table that follow provide some indication of the risks and volatility of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For current performance information, please visit www.causewayfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table that follow provide some indication of the risks and volatility of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.causewayfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the best quarter was 17.77% (9/30/10) and the worst quarter was -22.60% (9/30/11).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the Institutional Class only; after-tax returns for the Investor Class will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for the Institutional Class only; after-tax returns for the Investor Class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Caption	rr_AverageAnnualReturnCaption	For the periods ended December 31, 2012:
Causeway International Opportunities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Sales Charge (Load) on Purchases and Reinvested Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held less than 60 days (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.28%	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.18%
1 Year	rr_ExpenseExampleYear01	120
3 Years	rr_ExpenseExampleYear03	644
5 Years	rr_ExpenseExampleYear05	1,195
10 Years	rr_ExpenseExampleYear10	2,699
2010	rr_AnnualReturn2010	15.41%
2011	rr_AnnualReturn2011	(12.59%)
2012	rr_AnnualReturn2012	24.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.60%)
1 Year	rr_AverageAnnualReturnYear01	24.59%
Since Inception	rr_AverageAnnualReturnSinceInception	7.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2009
Causeway International Opportunities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Sales Charge (Load) on Purchases and Reinvested Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held less than 60 days (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.68%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.25%	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.43%
1 Year	rr_ExpenseExampleYear01	146
3 Years	rr_ExpenseExampleYear03	714
5 Years	rr_ExpenseExampleYear05	1,308
10 Years	rr_ExpenseExampleYear10	2,920
1 Year	rr_AverageAnnualReturnYear01	24.38%
Since Inception	rr_AverageAnnualReturnSinceInception	7.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2009
Causeway International Opportunities Fund | Fund Returns After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.18%
Since Inception	rr_AverageAnnualReturnSinceInception	7.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2009
Causeway International Opportunities Fund | Fund Returns After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.53%
Since Inception	rr_AverageAnnualReturnSinceInception	6.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2009
Causeway International Opportunities Fund | MSCI All Country World Index ex U.S. (reflects no deduction for fees, expenses or taxes) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.39%
Since Inception	rr_AverageAnnualReturnSinceInception	4.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2009

[1]	"Total Annual Fund Operating Expenses" disclosed above differ from the "Ratio of Expenses to Average Net Assets (Excluding Waivers)" in the financial highlights section of this Prospectus because the financial highlights do not include acquired fund fees and expenses.
[2]	Under the terms of an expense limit agreement, the Investment Adviser has agreed to reimburse expenses to keep the Fund's "Total Annual Fund Operating Expenses" (excluding brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 0.11% of the average daily net assets of each of the Institutional Class and Investor Class shares. The expense limit agreement will remain in effect until January 31, 2014 and may only be terminated earlier by the Fund's Board or upon termination of the Fund's investment advisory agreement.